American Century Investments®
Quarterly Portfolio Holdings
Focused International Growth Fund
August 31, 2020

Focused International Growth - Schedule of Investments
AUGUST 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 2.2%
CSL Ltd.	1,750	367,936
Brazil — 2.6%
Magazine Luiza SA	24,491	419,546
China — 9.4%
Alibaba Group Holding Ltd., ADR(1)	2,000	574,060
ANTA Sports Products Ltd.	21,000	206,706
GDS Holdings Ltd., ADR(1)	3,470	280,862
Tencent Holdings Ltd.	7,200	490,662
		1,552,290
Denmark — 4.4%
DSV Panalpina A/S	2,470	385,681
Novo Nordisk A/S, B Shares	5,230	345,789
		731,470
Finland — 2.3%
Neste Oyj	7,180	383,456
France — 20.2%
Air Liquide SA	1,990	330,562
Arkema SA	2,130	235,960
Capgemini SE	2,520	348,626
Dassault Systemes SE	1,590	299,340
Edenred	5,010	258,964
LVMH Moet Hennessy Louis Vuitton SE	750	352,100
Pernod Ricard SA	910	155,976
Schneider Electric SE	4,560	565,481
Teleperformance	1,360	419,131
Valeo SA	11,910	363,472
		3,329,612
Germany — 6.2%
Infineon Technologies AG	15,965	441,165
Muenchener Rueckversicherungs-Gesellschaft AG	870	249,912
Puma SE(1)	3,990	329,714
		1,020,791
Hong Kong — 4.1%
AIA Group Ltd.	27,600	280,806
Techtronic Industries Co. Ltd.	31,000	391,751
		672,557
India — 1.7%
HDFC Bank Ltd., ADR(1)	5,750	285,200
Japan — 12.3%
Keyence Corp.	1,000	411,648
MonotaRO Co. Ltd.	6,300	248,585
Murata Manufacturing Co. Ltd.	6,200	366,752
Olympus Corp.	15,000	296,618
Pan Pacific International Holdings Corp.	10,300	242,345
Recruit Holdings Co. Ltd.	12,000	453,160
		2,019,108
Netherlands — 4.7%
Adyen NV(1)	289	487,221

Koninklijke DSM NV	1,760	282,635
		769,856
Spain — 5.9%
Cellnex Telecom SA	9,244	591,890
Iberdrola SA	30,134	379,757
		971,647
Sweden — 4.7%
Hexagon AB, B Shares(1)	5,270	382,110
Telefonaktiebolaget LM Ericsson, B Shares	33,300	386,941
		769,051
Switzerland — 5.0%
Lonza Group AG	750	464,717
Partners Group Holding AG	360	365,316
		830,033
Taiwan — 3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	596,601
United Kingdom — 9.7%
ASOS plc(1)	6,940	458,139
AstraZeneca plc	3,620	403,352
London Stock Exchange Group plc	4,040	475,241
Whitbread plc(1)	7,680	260,414
		1,597,146
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $10,662,961)		16,316,300
OTHER ASSETS AND LIABILITIES — 1.0%		156,924
TOTAL NET ASSETS — 100.0%		$16,473,224

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	25.9%
Consumer Discretionary	19.5%
Industrials	15.0%
Health Care	11.3%
Financials	10.0%
Communication Services	6.6%
Materials	5.1%
Energy	2.3%
Utilities	2.3%
Consumer Staples	1.0%
Other Assets and Liabilities	1.0%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	854,922	697,368	—
India	285,200	—	—
Other Countries	—	14,478,810	—
	1,140,122	15,176,178	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.